Employee Incentives - Schedule of Management Incentive Units Activity (Details) shares in Millions	12 Months Ended
Dec. 26, 2020 $ / shares shares
Time-based Management Incentive Units
Compensation Related Costs [Line Items]
Number of Units, Beginning Balance | shares	4.9
Number of Units, Grants | shares	5.6
Number of Units, Vested | shares	(2.2)
Number of Units, Forfeited | shares	(1.6)
Number of Units, Ending Balance | shares	6.7
Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 2.98
Weighted Average Grant Date Fair Value, Grants | $ / shares	3.42
Weighted Average Grant Date Fair Value, Vested | $ / shares	4.15
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	2.64
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 3.47
Performance-based Management Incentive Units
Compensation Related Costs [Line Items]
Number of Units, Beginning Balance | shares	6.0
Number of Units, Vested | shares	(0.9)
Number of Units, Forfeited | shares	(2.4)
Number of Units, Ending Balance | shares	2.7
Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 1.14
Weighted Average Grant Date Fair Value, Vested | $ / shares	8.64
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0.92
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 1.41